Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	36	52
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	(20)	(780)	(1,897)
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Port Terminal Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	32,209	23,347	23,374
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	9,384	8,553	7,411
Cost of products sold	65,039	66,757	47,073
Depreciation of vessels, port terminals and other fixed assets, net	2,785	2,538	2,471
Amortization of intangible assets	930	927	927
General and administrative expenses	2,292	2,337	2,088
Provision for losses on accounts receivable		28
Taxes Other Than Income Taxes	113	193
Interest income	266	459	257
Foreign exchange differences	294	182	46
Other (expense) income, net	98	36	(37)
Income before income taxes and noncontrolling interest	20,149	11,426	14,795
Income taxes	(889)	(390)	(61)
Net income	19,260	11,036	14,734
Net (loss)/income attributable to Navios Logistics' stockholders	19,260	11,036	14,734
Cabotage Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	52,557	51,228	37,086
Time charter, voyage and port terminal expenses	1,741	1,109	2,181
Direct vessel expenses	34,565	31,276	18,519
Depreciation of vessels, port terminals and other fixed assets, net	4,152	4,300	3,433
Amortization of deferred drydock and special survey costs	463	212
General and administrative expenses	660	291	260
Taxes Other Than Income Taxes	4,331	4,861	4,101
Interest expense and finance cost, net	6,635	4,344	1,582
Income before income taxes and noncontrolling interest	383	4,835	6,975
Income taxes	(99)	(325)	(938)
Net income	284	4,510	6,037
Less: Net income attributable to the noncontrolling interest	0	(641)	(2,007)
Net (loss)/income attributable to Navios Logistics' stockholders	284	3,869	4,030
Barge Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	93,853	91,050	76,296
Time charter, voyage and port terminal expenses	30,651	32,018	25,818
Direct vessel expenses	34,911	32,146	31,903
Depreciation of vessels, port terminals and other fixed assets, net	15,565	11,342	11,825
Amortization of intangible assets	3,508	3,509	3,559
Amortization of deferred drydock and special survey costs	869	506	359
General and administrative expenses	11,892	11,034	9,862
Provision for losses on accounts receivable	747	464	652
Taxes Other Than Income Taxes	3,768	3,880	3,820
Gain on sale of assets		0
Interest expense and finance cost, net	13,421	12,730	2,944
Interest income	121	384	41
Foreign exchange differences	(15)	463	(43)
Other (expense) income, net	1,022	633	101
Income before income taxes and noncontrolling interest	(20,321)	(16,025)	(14,209)
Income taxes	953	1,063	935
Net income	(19,368)	(14,962)	(13,274)
Less: Net income attributable to the noncontrolling interest	(20)	(139)	110
Net (loss)/income attributable to Navios Logistics' stockholders	$ (19,388)	$ (15,101)	$ (13,164)